Property, plant and equipment (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item	2
Property, plant and equipment.	$ 686,824,000	$ 666,879,000	$ 614,047,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment.	80,579,000	113,041,000	100,470,000
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment.	15,781,000	16,480,000	27,204,000
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment.	72,581,000	$ 96,041,000	90,166,000
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item		4
Property, plant and equipment.	$ 7,998,000	$ 17,000,000	$ 10,304,000
Number of unsuccessful exploration wells | item	3		2